ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2019
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE
As at June 30, 2019, assets held for sale within Brookfield Renewable's operating segments include portfolios of solar assets in Thailand and Malaysia, and South Africa. The sales of these assets are expected to be completed in the second half of 2019.
The following is a summary of the major items of assets and liabilities classified as held for sale as at June 30, 2019:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Assets
Cash and cash equivalents	$16	$8
Restricted cash	31	47
Trade receivables and other current assets	19	28
Property, plant and equipment	478	749
Goodwill	—	22
Other long-term assets	67	66
Assets held for sale	$611	$920
Liabilities
Current liabilities	$19	$23
Long-term debt	238	360
Other long-term liabilities	93	150
Liabilities directly associated with assets held for sale	$350	$533

In May 2019, Brookfield Renewable completed the partial sale of its South African portfolio, corresponding to 80 MW of wind and solar assets. See Note 3 - Disposal of assets.